SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Schedule of Number of Reserved and Authorized Shares In Equity Incentive Plans
2024

Share options exercised and outstanding	27,608,943
RSUs vested and outstanding	7,925,902
Ordinary shares available for issuance under the Share Option Plans	2,078,122

Total reserved and authorized shares as of December 31, 2024	37,612,967

Schedule of Stock Option Activity
	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2024	2,003,939	$23.70	2.77	$152
Granted	299,856	19.04
Exercised	(9,054)	22.65
Expired	(626,377)	24.15
Forfeited	(28,467)	30.54

Outstanding at December 31, 2024	1,639,897	$22.56	2.39	$2,928

Exercisable at December 31, 2024	884,267	$24.71	1.28	$495

Vested and expected to vest at December 31, 2024	1,631,574	$22.56	2.38	$2,907

Schedule of Stock Options Outstanding by Exercise Price Range
December 31, 2024
Outstanding				Exercisable
		Weighted-
		average	Weighted-		Weighted-
Ranges of		remaining	average		average
exercise	Number of	contractual	exercise	Number of	exercise
price	options	life (years)	price	options	price

$15.12-19.75	511,755	3.81	$17.29	60,000	$15.83
$22.5-24.89	870,520	1.71	$23.28	601,820	$23.42
$26.52-29.1	129,000	1.49	$27.99	103,563	$27.78
$32.71-35.43	128,622	2.11	$33.18	118,884	$33.07

	1,639,897			884,267

Schedule of RSU Activity
Year ended December 31,
2024

Outstanding at January 1, 2024	3,361,035
Granted	1,517,180
Vested	(899,360)
Forfeited	(523,717)

Outstanding as of December 31, 2024	3,455,138

Schedule of Stock-Based Compensation Expense
	Year ended December 31,
	2024	2023	2022

Cost of revenues	$366	$515	$399
Research and development, net	5,423	7,709	7,215
Sales and marketing	10,663	12,395	11,196
General and administrative	7,956	10,531	7,286

Total expenses	$24,408	$31,150	$26,096

Skyhawk (CNP) Security Ltd. Share Option Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Schedule of Stock Option Activity
	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2024	18,676,305	$0.32	5.74	3,017,612
Granted	1,601,000	0.48	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Forfeited	(2,445,000)	0.48	-	-

Outstanding at December 31, 2024	17,832,305	$0.31	4.74	3,017,612

Exercisable at December 31, 2024	2,140,151	$0.01	4.69	2,011,742

Vested and expected to vest at December 31, 2024	17,832,305	$0.31	4.74	3,017,612

Schedule of Stock-Based Compensation Expense
	Year ended December 31,
	2024	2023
Cost of revenues	$-	$-
Research and development, net	670	796
Sales and marketing	217	159
General and administrative	712	1,917

Total expenses	$1,599	$2,872